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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR/A


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06175

                               ECLIPSE FUNDS INC.
               (Exact name of Registrant as specified in charter)

                      51 Madison Avenue, New York, NY 10010
               (Address of principal executive offices) (Zip code)

                         Marguerite E. H. Morrison, Esq.
                              169 Lackawanna Avenue
                          Parsippany, New Jersey 07054
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (973) 394-4437

Date of fiscal year end: October 31

Date of reporting period: October 31, 2007

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                                Explanatory Note



The Registrant is filing this amendment to its Form N-CSR for the period ended October 31, 2007, originally filed with the Securities and Exchange Commission on January 7, 2008 (Accession Number 0000950123-08-00137) to amend Item 1, "Reports to Stockholders" and Item 4, "Audit Fees". The purpose of the amendment to Item 1 is to supplement the Annual Shareholder Reports for the 130/30 Core Fund, 130/30 Growth Fund, 130/30 International Fund, Retirement 2010 Fund, Retirement 2020 Fund, Retirement 2030 Fund, Retirement 2040 Fund and the Retirement 2050 Fund. The purpose of the amendment to Item 4 is to amend information related to the fiscal year ended 2007.



Items 2, 3, and 5 through 11 to this Form N-CSR are incorporated by reference to the Form N-CSR filed on EDGAR on January 7, 2008 (Accession Number 0000950123-08-000137).



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ITEM 1. REPORTS TO STOCKHOLDERS.

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                                 MAINSTAY FUNDS

                                130/30 CORE FUND
                               130/30 GROWTH FUND
                            130/30 INTERNATIONAL FUND

                         Supplement dated March 3, 2008
  to the Annual Report to Shareholders dated October 31, 2007 ("Annual Report")

      This Supplement updates certain information contained in the above-dated Annual Report for the MainStay 130/30 Core Fund, MainStay 130/30 Growth Fund and MainStay 130/30 International Fund (the "Funds"), each a series of Eclipse Funds Inc. You may obtain a copy of the Funds' Annual Report free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

1. After the last paragraph on page 58, add the following disclosure regarding the Board's consideration and approval of the Funds' management agreement:

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act") requires that each mutual fund's board of directors, including a majority of its directors who are not "interested persons" of the fund, as defined by the 1940 Act ("Independent Directors"), review and approve the fund's investment advisory agreement. At its meeting on June 7, 2007, the Board of Directors of Eclipse Funds Inc. ("Board"), including a majority of the Independent Directors, unanimously approved the management agreement for the MainStay 130/30 Core Fund, MainStay 130/30 Growth Fund, and MainStay 130/30 International Fund ("Funds").

In considering the approval of the management agreement for the Funds, the Board examined the nature, extent and quality of the services that New York Life Investment Management LLC ("NYLIM") proposed to provide to the Funds. In this regard, the Board evaluated NYLIM's experience in serving as manager of other mutual funds under the Board's supervision, together with its experience in servicing a variety of other investment advisory clients, including other pooled investment vehicles. The Board considered the experience of senior personnel at NYLIM who would provide investment management and administrative services specifically to the Funds, as well as NYLIM's reputation and financial condition. The Board noted recent staff additions in NYLIM's senior management and other personnel responsible for mutual fund operations, and resource enhancements supporting NYLIM's ability to deliver services to the Funds -- particularly within NYLIM Equity Investors Group, the investment group within NYLIM that would manage the Funds. The Board also considered NYLIM's performance in fulfilling its responsibilities for overseeing the Funds' legal and compliance environment. In addition, the Board noted that NYLIM also is responsible for paying the salaries and expenses for substantially all of the Funds' officers. The Board considered the scope and quality of NYLIM's services to be provided to the Funds' shareholders, through its affiliate NYLIM Service Company LLC, and its reputation as a high-quality provider of shareholder services, which has been recognized by independent third-parties on multiple occasions. Based on these considerations, the Board concluded that the Funds are likely to benefit from the nature, extent and quality of these services as a result of NYLIM's experience, personnel, operations and resources.

In connection with the foregoing considerations, the Board noted that the Funds had no investment performance track record since the Funds had not yet been offered to shareholders. The Board discussed with management the Funds' investment processes and considered its experience with the Funds' portfolio management teams, some of which currently manage other mutual funds overseen by the Board. The Board also considered information presented to the Board on NYLIM's proposed investment strategy and investment processes for the Funds. Based on these considerations, the Board concluded that the Funds were likely to be managed responsibly and capably by NYLIM.

In evaluating the management fees proposed to be paid by the Funds in an amount equal to 1.00% of the average daily net assets of each Fund (1.10% for the MainStay International 130/30 Fund), the Board considered information provided by NYLIM on the fees that NYLIM charges to other investment advisory clients, and the fees and expenses of other outside mutual funds, that follow investment strategies similar to the Funds. In addition, the Board considered NYLIM's agreement to contractually limit the Funds' total operating expenses. The Board also considered that, in addition to the fees that NYLIM would earn as the Funds' manager, NYLIM affiliates would also earn revenues from serving the Funds in various other capacities, including as transfer agent and distributor. In addition, the Board recognized the benefits to NYLIM from legally permitted "soft dollar" arrangements by which brokers might provide research and other services to NYLIM in exchange for commissions paid by the Funds with respect to trades on a Fund's portfolio securities. Based on these considerations, the Board concluded that the management fees were reasonable and compared favorably in relation to similar portfolios.

The Board also considered whether each Fund's expense structure permitted economies of scale to be shared with Fund investors. The Board reviewed information from NYLIM showing that each Fund's management fee and other expenses were anticipated to remain competitive as the Fund's assets hypothetically increase over time. Based on this information, the Board concluded that the Funds' current expense structure reflects reasonable economies of scale for the benefit of investors. The Board noted, however, that it would continue to evaluate the reasonableness of the Funds' expense structure as the Funds grow.

In addition, the Board considered information provided by NYLIM on the projected costs associated with managing the Funds and the anticipated profitability of the Funds to NYLIM. It considered NYLIM's investments in personnel and systems necessary to manage the Funds. The Board also considered the profitability that may be realized by NYLIM and its affiliates due to their overall relationship with the Funds, while noting that profitability information for new funds generally is speculative. In light of these considerations, the Board concluded that the anticipated profits to be realized by NYLIM, if any, were reasonable.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Directors, concluded that the terms of the management agreements for the Funds were reasonable, and that approval of the management agreement was in the best interests of the Funds.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                                 MAINSTAY FUNDS

                              RETIREMENT 2010 FUND
                              RETIREMENT 2020 FUND
                              RETIREMENT 2030 FUND
                              RETIREMENT 2040 FUND
                              RETIREMENT 2050 FUND

                         Supplement dated March 3, 2008
  to the Annual Report to Shareholders dated October 31, 2007 ("Annual Report")

      This Supplement updates certain information contained in the above-dated Annual Report for the MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund, and the MainStay Retirement 2050 Fund (the "Funds"), each a series of Eclipse Funds Inc. You may obtain a copy of the Funds' Annual Report free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

1. After the last paragraph on page 68, add the following disclosure regarding the Board's consideration and approval of the Funds' management agreement:

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act") requires that each mutual fund's board of directors, including a majority of its directors who are not "interested persons" of the fund, as defined by the 1940 Act ("Independent Directors"), review and approve the fund's investment advisory agreement. At its meeting on June 7, 2007, the Board of Directors of Eclipse Funds Inc. ("Board"), including a majority of the Independent Directors, unanimously approved the management agreement for the MainStay Retirement 2010 Fund, MainStay Retirement 2020 Fund, MainStay Retirement 2030 Fund, MainStay Retirement 2040 Fund and MainStay Retirement 2050 Fund ("Funds").

In considering the approval of the management agreement for the Funds, the Board examined the nature, extent and quality of the services that New York Life Investment Management LLC ("NYLIM") proposed to provide to the Funds. In this regard, the Board evaluated NYLIM's experience in serving as manager of other mutual funds under the Board's supervision, together with its experience in servicing a variety of other investment advisory clients, including other pooled investment vehicles. The Board considered the experience of senior personnel at NYLIM who would provide investment management and administrative services specifically to the Funds, as well as NYLIM's reputation and financial condition. The Board noted recent staff additions in NYLIM's senior management and other personnel responsible for mutual fund operations, and resource enhancements supporting NYLIM's ability to deliver services to the Funds -- particularly within NYLIM Equity Investors Group, which is the investment group within NYLIM that would manage the Funds. The Board also considered NYLIM's performance in fulfilling its responsibilities for overseeing the Funds' legal and compliance environment. In addition, the Board noted that NYLIM also is responsible for paying the salaries and expenses for substantially all of the Funds' officers. The Board considered the scope and quality of NYLIM's services to be provided to the Funds' shareholders, through its affiliate NYLIM Service Company LLC, and its reputation as a high-quality provider of shareholder services, which has been recognized by independent third-parties on multiple occasions. Based on these considerations, the Board concluded that the Funds are likely to benefit from the nature, extent and quality of these services as a result of NYLIM's experience, personnel, operations and resources.

In connection with the foregoing considerations, the Board noted that the Funds had no investment performance track record, since the Funds had not yet been offered to shareholders. The Board discussed with management the Funds' investment processes and considered its experience with the Funds' portfolio manager, who currently manages other mutual funds (including the MainStay Asset Allocation Funds, which also are funds-of-funds) overseen by the Board. The Board also considered information presented to the Board on NYLIM's proposed investment strategy and investment processes for the Funds. In addition, the Board considered the rationale for selecting the underlying funds in which the Funds will invest, including, in particular, the investment performance record of those underlying funds overseen by the Board. Based on these considerations, the Board concluded that the Funds were likely to be managed responsibly and capably by NYLIM.

In evaluating the management fee proposed to be paid by the Funds in an amount equal to 0.10% of the average daily net assets of each Fund, the Board considered information provided by NYLIM on the fees that NYLIM charges to other investment advisory clients, and the fees and expenses of other outside mutual funds that follow investment strategies similar to the Funds. In addition, the Board considered NYLIM's agreement to waive its management fee and to contractually limit the Funds' total operating expenses. The Board also considered that, in addition to the fees that NYLIM would earn as the Funds' manager, NYLIM affiliates would also earn revenues from serving the Funds in various other capacities, including as transfer agent and distributor. The Board also considered that NYLIM may benefit from fees or expenses paid to it by unaffiliated underlying funds or their affiliates that participate on a platform offered by NYLIM Retirement Plan Services. Based on these considerations, the Board concluded that the management fees were reasonable and compared favorably in relation to similar portfolios.

The Board also considered whether each Fund's expense structure permitted economies of scale to be shared with Fund investors. The Board reviewed information from NYLIM showing that each Fund's management fee and other expenses were anticipated to remain competitive as the Fund's assets hypothetically increase over time. Based on this information, the Board concluded that the Funds' current expense structure reflects reasonable economies of scale for the benefit of investors. The Board noted, however, that it would continue to evaluate the reasonableness of the Funds' expense structure as the Funds grow.

In addition, the Board considered information provided by NYLIM on the projected costs associated with managing the Funds and the anticipated profitability of the Funds to NYLIM. It considered NYLIM's investments in personnel and systems necessary to manage the Retirement Funds. The Board also considered the profitability that may be realized by NYLIM and its affiliates due to their overall relationship with the Funds, while noting that profitability information for new funds generally is speculative. The Board noted that NYLIM had agreed to waive all of the management fee payable by the Funds, but that shareholders of the Funds will indirectly pay the management fees of the underlying funds in which the Funds invest. The Board considered NYLIM's process for monitoring and disclosing potential conflicts in its selection of underlying funds for the Funds. In light of these considerations, the Board concluded that the anticipated profits to be realized by NYLIM, if any, were reasonable.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Directors, concluded that the terms of the management agreement for the Funds were reasonable, and that approval of the management agreement was in the best interests of the Funds.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees


     The aggregate fees billed for the fiscal year ended October 31, 2007 for professional services rendered by KPMG LLP ("KPMG") for the audit of the Registrant's annual financial statements or services that are normally provided by KPMG in connection with statutory and regulatory filings or engagements for that fiscal year were $488,750. The aggregate fees billed for the fiscal period ended October 31, 2006 for professional services rendered by KPMG for the audit of the Registrant's annual financial statements or services that were normally provided by KPMG in connection with the statutory and regulatory filings or engagements for that fiscal year were $411,131.


(b) Audit Related Fees


     The aggregate fees billed for the fiscal year ended October 31, 2007 for assurance and related services by KPMG that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $5,000. The aggregate fees billed for the fiscal year ended October 31, 2006 for assurance and related services by KPMG that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $0. These audit-related services include review of financial highlights for the Registrant's registration statements and issuance of consents to use KPMG's reports.

(c) Tax Fees


The aggregate fees billed for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were (i) $105,017 during the fiscal year ended October 31, 2007, and (ii) $62,258 during the fiscal year ended October 31, 2006. These services included preparation of and advice relating to federal, state and local income tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.


(d) All Other Fees

     The aggregate fees billed for the fiscal year ended October 31, 2007 for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item were $ 0. The aggregate fees billed for the fiscal year ended October 31, 2006 for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item were $0.

(e) Pre-Approval Policies and Procedures

     (1) The Registrant's Audit Committee has adopted pre-approval policies and procedures (the "Procedures") to govern the Committee's pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant's investment adviser and to any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the "Service Affiliates") if the services directly relate to the Registrant's operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant's financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of the types of services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting. To date, the Audit Committee has not delegated such authority.

     (2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) There were zero hours expended on KPMG's engagement to audit the Registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than KPMG's full-time, permanent employees.

(g) All non-audit fees billed by KPMG for services rendered to the Registrant for the fiscal years ended October 31, 2007 and October 31, 2006 are disclosed in 4(b)-(d) above.

The aggregate non-audit fees billed by KPMG for services rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were approximately: (i) $11,000 for the fiscal year ended October 31, 2007 and (ii) $25,000 for the fiscal year ended October 31, 2006.

(h) The Registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining KPMG's independence.

ITEM 12. EXHIBITS.


(a) (1) Code of Ethics -- Filed as an attachment to Form N-CSR filed on EDGAR on January 7, 2008 (Accession Number 0000950123-08-000137).


(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS INC.


By: /s/ Stephen P. Fisher
    ------------------------------------
    STEPHEN P. FISHER
    President and Principal Executive
    Officer


Date: March 3, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Stephen P. Fisher
    ------------------------------------
    STEPHEN P. FISHER
    President and Principal Executive
    Officer


Date: March 3, 2008



By: /s/ Jack R. Benintende
    ------------------------------------
    JACK R. BENINTENDE
    Treasurer and Principal Financial
    and Accounting Officer


Date: March 3, 2008

                                  EXHIBIT INDEX


(a) (1) Code of Ethics -- Filed as an attachment to Form N-CSR filed on EDGAR on January 7, 2008 (Accession Number 0000950123-08-000137).


(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.